Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2019
Disclosure of exceptional items [line items]
Exceptional gain (loss), before tax	$ 784		$ 210	$ 1,060
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional gain (loss), before tax	$ 6	[1]	$ 210	$ 1,060

[1]	Refer to note 9 Significant events – Samarco dam failure for further information.